PGIM Target Date 2065 Fund Average Annual Total Returns		12 Months Ended		60 Months Ended		61 Months Ended		87 Months Ended		88 Months Ended		97 Months Ended		120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	[4],[5],[6]	Dec. 31, 2024	[7],[8]	Dec. 31, 2024	[1],[9]	Dec. 31, 2024 [6]
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	[1]	14.53%	[1]	14.53%	[2],[3]	14.34%		14.48%		14.92%		13.10%
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	[1]	(0.33%)	[1]	(0.33%)	[2],[3]			0.91%		1.29%
S&P Target Date 2065+ Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%		9.27%		9.27%	[2]
PGIM Target Date 2065 Custom Benchmark[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.21%		9.12%		9.12%	[2]
R1
Prospectus [Line Items]
Average Annual Return, Percent		13.15%		8.21%		8.36%
Performance Inception Date	Dec. 16, 2019
R2
Prospectus [Line Items]
Average Annual Return, Percent		13.24%		8.43%		8.58%
Performance Inception Date	Dec. 16, 2019
R3
Prospectus [Line Items]
Average Annual Return, Percent		13.59%		8.62%		8.78%
Performance Inception Date	Dec. 16, 2019
R4
Prospectus [Line Items]
Average Annual Return, Percent		13.82%		8.76%		8.91%
Performance Inception Date	Dec. 16, 2019
R5
Prospectus [Line Items]
Average Annual Return, Percent		13.98%		8.87%		9.02%
Performance Inception Date	Dec. 16, 2019
R6
Prospectus [Line Items]
Average Annual Return, Percent		14.39%		9.08%		9.24%
Performance Inception Date	Dec. 16, 2019
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.81%		7.47%		7.59%
Performance Inception Date	Dec. 16, 2019
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.31%		6.66%		6.76%
Performance Inception Date	Dec. 16, 2019

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception return for the Index is measured from the month-end closest to the inception date for Class R6 shares.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class Z and R6 shares.
[6]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[8]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[9]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.